Earnings per share	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Earnings per share
Note 3: Earnings per share

The following table reflects the calculation of basic and diluted earnings per share from continuing operations. During each period, certain options, as noted below, were excluded from the calculation of diluted earnings per share because their effect would have been antidilutive.

(in thousands, except per share amounts)	2010	2009	2008
Earnings per share – basic:
Income from continuing operations	$153,395	$99,365	$105,872
Income allocated to participating securities	(804)	(751)	(1,231)
Income available to common shareholders	152,591	98,614	104,641

Weighted-average shares outstanding	51,123	50,837	50,905
Earnings per share – basic	$2.98	$1.94	$2.06

Earnings per share – diluted:
Income from continuing operations	$153,395	$99,365	$105,872
Income allocated to participating securities	(802)	(751)	(1,231)
Re-measurement of share-based awards classified as liabilities	79	(18)	(362)
Income available to common shareholders	$152,672	$98,596	$104,279

Weighted-average shares outstanding	51,123	50,837	50,905
Dilutive impact of options and employee stock purchase plan	202	88	15
Weighted-average shares and potential dilutive shares outstanding	51,325	50,925	50,920

Earnings per share – diluted	$2.97	$1.94	$2.05

Antidilutive options excluded from calculation	2,324	2,128	3,105

Earnings per share amounts for continuing operations, discontinued operations and net income, as presented on the consolidated statements of income, are calculated individually and may not sum due to rounding differences.